UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-09559
                      (Investment Company Act File Number)


                            EMIGRANT SECURITIES CORP.
               (Exact Name of Registrant as Specified in Charter)

                               5 EAST 42ND STREET
                            NEW YORK, NEW YORK 10017
               (Address of Principal Executive Offices) (Zip Code)

                                  212-850-4000
              (Registrant's Telephone Number, Including Area Code)

                            CORPORATION TRUST CENTER
                               1209 ORANGE CENTER
                           WILMINGTON, DELAWARE 19801
                     (Name and Address of Agent for Service)

                                DECEMBER 31, 2003
                            (Date of Fiscal Year End)

                                  JUNE 30, 2003
                           (Date of Reporting Period)

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB" control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.           REPORT TO STOCKHOLDERS.

                            EMIGRANT SECURITIES CORP.
                               5 EAST 42ND STREET
                            NEW YORK, NEW YORK 10017



                                            August 29, 2003


Dear Stockholder:

                  Enclosed you will find the Semi-Annual Report of Emigrant Securities Corp. for the six months ended June 30, 2003. The Semi-Annual Report contains a summary of the actions taken at the 2003 Annual Meeting of Stockholders, as well as the unaudited Financial Statements of Emigrant Securities Corp. as of June 30, 2003.

                  The enclosures are for your informational purposes only and do not affect your preferred stock or preferred stock dividend in any way. They do not require any action by you.

                                        Sincerely,




                                        Gilbert S. Stein
                                        President and Chief Executive Officer

Enclosure

   RESULTS OF THE ANNUAL MEETING OF STOCKHOLDERS OF EMIGRANT SECURITIES CORP.

Submission of Matters to a Vote of Stockholders

                  Emigrant Securities Corp. ("ESC") held its 2003 Annual Meeting on June 18, 2003. The purpose of the Annual Meeting was to vote on the following proposals:

1. The election of seven directors for a term of one year, including two directors to be elected by the holders of the 925 outstanding shares of ESC's Series A Preferred Stock, as a separate class ("Preferred Directors"), and five directors to be elected by the holders of the 1,000 outstanding shares of ESC's Common Stock and the 925 outstanding shares of ESC's Series A Preferred Stock, voting together ("Non-Preferred Directors"); and

2. The ratification of the appointment of KPMG LLP as independent auditors of ESC for the fiscal year ending December 31, 2003.

                  The results of the voting were as follows:

Proposal 1:       Election of Directors:
                  Non-Preferred Directors
                  -----------------------

                  Timothy A. Dempsey               For              1,869
                                                   Withheld         0

                  Lawrence J. Kane                 For              1,869
                                                   Withheld         0

                  Jonathan G. Matuscak             For              1,869
                                                   Withheld         0

                  Douglas J. McClintock            For              1,869
                                                   Withheld         0

                  Lance S. Miller                  For              1,869
                                                   Withheld         0

                  Preferred Directors
                  -------------------

                  Stephen Goldsmith                For               869
                                                   Withheld          0

                  Gilbert S. Stein                 For               869
                                                   Withheld          0

Proposal 2:       Ratification of Appointment      For                     1,869
                  of Independent Auditors          Against                 0
                                                   Abstain                 0
                                                   Broker Non-Votes        0

                            EMIGRANT SECURITIES CORP.
        (A wholly owned subsidiary of Emigrant Portfolio Resource Corp.)


                       Financial Statements and Schedules


                                  June 30, 2003

                                   (Unaudited)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statement of Assets and Liabilities

                                  June 30, 2003

                                 (in thousands)


ASSETS:
Cash                                                                                          $            333
Investments:
     Money market investments (cost of $25,913)                                                         25,913
     Investment in securities of unaffiliated issuers (cost of $556,839) (note 3)                      575,044
     Investment in commercial real estate mortgages at fair market value
              (cost of $370,987) (note 4)                                                              377,898
                                                                                              ----------------
                                                                                                       978,855
         Total investments
                                                                                                         9,364
                                                                                              ----------------
Other assets

         Total assets                                                                                  988,552
                                                                                              ----------------

LIABILITIES:

     Mortgage escrows deposits                                                                           1,530
     Dividends to shareholders declared and payable on July 15, 2003                                    12,023
     Other liabilities                                                                                      29
                                                                                              ----------------
                                                                                                        13,582
                                                                                              ----------------
         Total liabilities
                                                                                              $        974,970
     Net assets                                                                               ----------------

NET ASSETS CONSIST OF:

     Common stock, $.01 par value
        1000 shares authorized; 1000 shares issued and outstanding                            $              -
     Preferred stock, $.01 par value,
        1000 shares authorized; 925 shares issued and outstanding                                          925
     Additional paid-in capital                                                                        944,743
     Net unrealized appreciation of investments                                                         29,302
                                                                                              ----------------
Net assets                                                                                    $        974,970
                                                                                              ----------------
Net asset value per share (1000 shares of $.01 par value common stock issued and              $            975
outstanding)                                                                                  ----------------


        See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                             Statement of Operations

                     For the Six Months Ended June 30, 2003

                                 (in thousands)

INVESTMENT INCOME:
         Interest Income:
            Money market investments                                                                 $                 127
            Investments securities                                                                                  11,033
            Commercial real estate mortgages                                                                        13,836
                                                                                                     ---------------------
                  Interest income                                                                                   24,996

         Non-Interest Income:
            Commercial mortgage fee                                                                                  1,084
            Repurchase agreement collateral fee                                                                          3
                                                                                                     ---------------------

                  Non-interest income                                                                                1,087
                                                                                                     ---------------------

                  Investment income                                                                                 26,083


EXPENSES (NOTE 5):
            Investment advisory fee - ESB                                                                              227
            Commerical real estate mortgage advisory fee - ESB                                                          36
            Commerical real estate mortgage subservicing fee - EMC                                                      57
            Custodian fees                                                                                              33
            Professional fees                                                                                           39
            Other (note 6)                                                                                              10
                                                                                                     ---------------------

                  Expenses                                                                                             402
                                                                                                     ---------------------

                           Net investment income                                                                    25,681


NET UNREALIZED APPRECIATION ON INVESTMENTS:
            Net realized gain from investments                                                                       3,170
            Net change in unrealized appreciation of investments during the year                                     6,807
                                                                                                     ---------------------
                  Net realized and unrealized gain from investments                                                  9,977
                                                                                                     ---------------------

                           Net increase in net assets resulting from investment activities           $              35,658
                                                                                                     ---------------------


See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statement of Changes in Net Assets

          For the Six Months Ended June 30, 2003 and 2002, respectively

                                 (in thousands)


FROM INVESTMENT ACTIVITIES:                                                        2003                 2002
                                                                                   ----                 ----
      Net investment income                                                      $ 25,681             $ 27,963
      Net realized gain on investments                                              3,170                1,030
      Net unrealized appreciation of investments                                    6,807                  863
                                                                                 --------             --------

           Net increase in net assets resulting from investment activities         35,658               29,856
                                                                                 --------             --------

DIVIDENDS TO SHAREHOLDERS:                                                        (24,046)             (27,046)
                                                                                  (24,046)             (27,046)
           Decrease in net assets from distribution to stockholders

      Total increase in net assets                                                 11,612                2,810

NET ASSETS:
      Beginning of period                                                         963,358              956,481
                                                                                 --------             --------

      End of period                                                              $974,970             $959,291
                                                                                 --------             --------


See accompanying notes to financial statements.

                                                     EMIGRANT SECURITIES CORP.
                                  (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)
                                                      Schedule of Investments
                                                           June 30, 2003
                                                           (in thousands)

                                                                                  Maturity                              Market
                                                                                    Date             Rate               Value
 Principal                                                                     --------------- ------------------ ------------------
  Amount       INVESTMENT IN MONEY MARKET ACCOUNTS                 (2.6% OF TOTAL INVESTMENTS)  (COST OF $25,913)
-----------    Special Management Account                                                  n/a        Daily               $25,913
               *(At current balance, the rate is fed funds less 20 bps)


     Investment in Securities of Unaffiliated Issuers            (58.8% OF TOTAL INVESTMENTS)  (COST OF $556,839)
               Corporates                                       (33.7%)
      $25,913  Bank Of America Corp                                              1/15/2008           3.88%                 4,195
        2,120  Bank Of America Corp                                               8/1/2007           6.63%                 2,428
        7,500  Bear Stearns Co Inc                                               10/1/2005           6.88%                 8,308
        6,045  Bear Stearns Co Inc                                                3/1/2007           7.00%                 6,963
        2,500  Bear Stearns Co Inc                                                2/1/2005           7.63%                 2,735
        3,230  Bear Stearns Co Inc                                                2/1/2005           7.63%                 3,534
        5,000  Bear Stearns Co Inc                                               8/15/2007           7.80%                 5,959
        2,000  Bear Stearns Co Inc                                               1/15/2007           5.70%                 2,214
        5,000  Bear Stearns Co Inc                                               1/31/2008           4.00%                 5,230
        3,000  Bear Stearns Co Inc                                               1/31/2008           4.00%                 3,138
        5,000  Bear Stearns Co Inc                                               10/28/2004          7.33%                 5,383
        1,400  Credit Suisse FB USA Inc                                           8/1/2006           5.88%                 1,549
       10,000  Credit Suisse FB USA Inc                                          4/15/2007           5.75%                11,110
        5,000  Credit Suisse FB USA Inc                                          4/15/2007           5.75%                 5,555
       10,000  Credit Suisse FB USA Inc                                          1/15/2008           4.63%                10,679
        5,000  Credit Suisse FB USA Inc                                          1/15/2008           4.63%                 5,339
        5,000  Credit Suisse FB USA Inc                                          1/15/2008           4.63%                 5,339
        5,000  Credit Suisse FB USA Inc                                          1/15/2008           4.63%                 5,339
        7,000  Wachovia Corp                                                     9/15/2005           6.88%                 7,743
       15,000  Ford Motor Credit Notes                                            3/8/2004           2.04%                14,968
       10,000  General Motors Accept Corp                                        9/15/2006           6.13%                10,528
        5,000  General Motors Accept Corp                                        9/15/2006           6.13%                 5,264
        5,000  General Motors Accept Corp                                         2/1/2007           6.13%                 5,225
        5,000  General Motors Accept Corp                                         2/1/2007           6.13%                 5,225
        6,250  Goldman Sachs Group                                               8/17/2005           7.63%                 7,043
        5,000  Goldman Sachs Group                                               1/15/2008           4.13%                 5,254
       12,210  Goldman Sachs Group                                               10/1/2005           7.25%                13,648
       14,000  Goldman Sachs Group                                               2/15/2006           6.75%                15,428
       10,000  JP Morgan Chase Co                                                 2/1/2008           4.00%                10,455
        5,000  JP Morgan Chase Co                                                 5/1/2008           3.63%                 5,146
          500  M&T Bank Keystone Financial                                       5/15/2004           7.30%                   526
       13,814  Merrill Lynch & Co                                                10/15/2008          6.25%                15,894
        3,000  Merrill Lynch & Co                                                10/15/2008          6.25%                 3,452
        3,000  Merrill Lynch & Co                                                1/26/2006           6.15%                 3,301
        1,000  Merrill Lynch & Co                                                1/26/2006           6.15%                 1,100
        1,000  Merrill Lynch & Co                                                 2/6/2004           5.70%                 1,026
       10,000  Merrill Lynch & Co                                                 3/8/2005           4.54%                10,445
       10,000  Merrill Lynch & Co                                                11/15/2007          4.00%                10,385
        3,000  Merrill Lynch & Co                                                4/21/2008           3.70%                 3,098
        1,000  Michaels Stores Inc                                                7/1/2009           9.25%                 1,120
          200  Michaels Stores Inc                                                7/1/2009           9.25%                   224




                                                     EMIGRANT SECURITIES CORP.
                                  (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                                Schedule of Investments (continued)

  Principal                                                                       Maturity
   Amount                                                                           Date             Rate            Market Value
   ------                                                                           ----             ----            ------------
         Corporates
       $4,235  Merrill Lynch & Co                                                11/1/2007           6.70%                $4,861
        5,855  Morgan Stanley Dean Witter                                        6/15/2005           7.75%                 6,524
       10,000  Morgan Stanley Dean Witter                                         4/1/2007           5.80%                11,044
        5,000  Morgan Stanley Dean Witter                                         4/1/2008           3.63%                 5,124
        5,000  Morgan Stanley Dean Witter                                         4/1/2008           3.63%                 5,124
        5,000  Morgan Stanley Dean Witter                                         4/1/2008           3.63%                 5,124
        5,000  Morgan Stanley Dean Witter                                         4/1/2008           3.63%                 5,124
          903  PNC Funding Corp                                                   9/1/2003           6.13%                   910
        4,900  PNC Funding Corp                                                   6/1/2004           7.75%                 5,204
        5,000  Quaker Oats                                                       10/15/2004          9.25%                 5,472
        2,000  Roslyn Bancorp Inc                                                12/1/2008           7.50%                 2,271
        5,340  Transocean Sedco Forex                                            12/15/2003          9.13%                 5,479
       10,000  U.S. Bancorp                                                      6/30/2005           4.75%                10,603
        4,000  Wachovia Corp                                                      6/1/2005           6.80%                 4,376
        1,500  Wachovia Corp                                                     6/21/2004           6.70%                 1,579
                                                                                                                     -----------
                                                                                                                         330,314
                                                                                                                     -----------
           Trust Preferred                             (8.6%)
       10,000  Allfirst Pfd Cap Trust                                            7/15/2029           2.79%                 9,875
        6,750  Bank One Cap IV                                                    9/1/2030           2.78%                 6,841
        5,000  Bankamerica Cap Tr III                                            1/15/2027           1.87%                 4,543
       10,000  Bankamerica Cap Tr III                                            1/15/2027           1.87%                 9,085
        6,500  Bankamerica Cap Tr III                                            6/15/2027           1.87%                 5,931
        5,000  Central Fid Cap I                                                 4/15/2027           2.29%                 4,873
        6,500  Central Fid Cap I                                                 4/15/2027           2.29%                 6,335
        2,000  Chase Capital  VI                                                  8/1/2028           1.94%                 1,782
        4,000  Bank One Corp / First USA Bank                                    1/15/2027           9.33%                 4,820
        2,000  Fleet Cap Trust V                                                 12/18/2028          2.06%                 1,884
        8,100  Fleet Cap Trust V                                                 12/18/2028          2.06%                 7,630
        5,000  Fleet Cap Trust V                                                 12/18/2028          2.06%                 4,710
        3,000  Fleet Cap Trust V                                                 12/18/2028          2.06%                 2,826
        3,500  Fleet Cap Trust V                                                 12/18/2028          2.06%                 3,297
          200  Household Cap Ser X                                               6/30/2030          10.00%                   225
           32  Household Cap VI                                                  1/30/2031           8.25%                    36
           30  Household Cap VI                                                  1/30/2031           8.25%                    33
          162  Household Cap VI                                                  1/30/2031           8.25%                   180
           13  Household Cap VI                                                  1/30/2031           8.25%                    14
           50  Household Cap VI                                                  1/30/2031           8.25%                    55
           37  Household Cap VI                                                  1/30/2031           8.25%                    41
           92  Household Cap VI                                                  1/30/2031           8.25%                   102
           10  Household Cap VI                                                  1/30/2031           8.25%                    11
          100  Household Cap VI                                                  1/30/2031           8.25%                   111
          125  Household Cap VI                                                  1/30/2031           8.25%                   138
          200  Household Cap VI                                                  1/30/2031           8.25%                   221
          235  Household Cap VI                                                  1/30/2031           8.25%                   260
           45  Household Cap VI                                                  1/30/2031           8.25%                    50
           73  Household Cap VI                                                  1/30/2031           8.25%                    80
          158  Household Cap VI                                                  1/30/2031           8.25%                   174
           75  Household Cap VI                                                  1/30/2031           8.25%                    83
           58  Household Cap VI                                                  1/30/2031           8.25%                    64
           50  Household Cap VI                                                  1/30/2031           8.25%                    55
           98  Household Cap VI                                                  1/30/2031           8.25%                   108





                                                     EMIGRANT SECURITIES CORP.
                                  (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                                Schedule of Investments (continued)

  Principal                                                                       Maturity
   Amount                                                                           Date             Rate            Market Value
   ------                                                                           ----             ----            ------------
               Trust Preferred
       $6,200      M&T Bank / Onbank Cap Tr I                                     2/1/2027           9.25%                $7,528
                                                                                                                     -----------
                                                                                                                          84,001
                                                                                                                     -----------
               Commercial Paper                        (2.6%)
       25,000      Prudential  Corp                                               7/3/2003           1.05%                25,000
                                                                                                                     -----------
                                                                                                                          25,000
                                                                                                                     -----------
               US Treasury                             (4.6%)
       45,000      U.S. Treasury Bills                                           9/25/2003           0.00%                44,902
                                                                                                                     -----------
                                                                                                                          44,902
                                                                                                                     -----------
               FHLMC ARMS                              (1.7%)
        4,385      FHLM Pool #788871                                             12/1/2031           5.19%                 4,550
        5,253      FHLM Pool #788886                                             12/1/2031           5.26%                 5,452
        6,365      FHLM Pool #31-0014                                             6/1/2030           6.70%                 6,656
                                                                                                                     -----------
                                                                                                                          16,658
                                                                                                                     -----------
               FNMA ARMS                               (0.4%)
        3,788      FNMA ARM Pool #356923                                          2/1/2037           3.71%                 3,904
                                                                                                                     -----------
                                                                                                                           3,904
                                                                                                                     -----------
               GNMA ARMS                               (7.2%)
          926  GNMA Pool #80133                                                  11/20/2027          5.63%                   953
        4,143  GNMA Pool #80150                                                  1/20/2028           4.25%                 4,266
        2,180  GNMA Pool #80185                                                  4/20/2028           5.00%                 2,250
        2,249  GNMA Pool #80185                                                  4/20/2028           5.00%                 2,321
        1,487  GNMA Pool #80185                                                  4/20/2028           5.00%                 1,535
        6,538  GNMA Pool #80197                                                  5/20/2028           5.00%                 6,747
        2,306  GNMA Pool #80205                                                  6/20/2028           5.00%                 2,379
        3,118  GNMA Pool #80312                                                  8/20/2029           5.00%                 3,225
        2,846  GNMA Pool #80312                                                  8/20/2029           5.00%                 2,944
        2,178  GNMA Pool #80312                                                  8/20/2029           5.00%                 2,253
           80  GNMA Pool #80312                                                  8/20/2029           5.00%                    83
        1,125  GNMA Pool #80312                                                  8/20/2029           5.00%                 1,164
           17  GNMA Pool #80312                                                  8/20/2029           5.00%                    18
        1,023  GNMA Pool #80312                                                  8/20/2029           5.00%                 1,059
          407  GNMA Pool #80312                                                  8/20/2029           5.00%                   421
          624  GNMA Pool #80312                                                  8/20/2029           5.00%                   646
        3,079  GNMA Pool #80319                                                  9/20/2029           5.00%                 3,185
        5,132  GNMA Pool #80319                                                  9/20/2029           5.00%                 5,308
        2,984  GNMA Pool #80319                                                  9/20/2029           5.00%                 3,086
        2,053  GNMA Pool #80319                                                  9/20/2029           5.00%                 2,124
        1,027  GNMA Pool #80319                                                  9/20/2029           5.00%                 1,062
          947  GNMA Pool #80319                                                  9/20/2029           5.00%                   980
        2,053  GNMA Pool #80319                                                  9/20/2029           5.00%                 2,123
        5,133  GNMA Pool #80319                                                  9/20/2029           5.00%                 5,310
        3,406  GNMA Pool #80319                                                  9/20/2029           5.00%                 3,523
          616  GNMA Pool #80319                                                  9/20/2029           5.00%                   637
          411  GNMA Pool #80319                                                  9/20/2029           5.00%                   425
          205  GNMA Pool #80319                                                  9/20/2029           5.00%                   212
           24  GNMA Pool #80319                                                  9/20/2029           5.00%                    25
        1,002  GNMA Pool #80319                                                  9/20/2029           5.00%                 1,036
          831  GNMA Pool #80319                                                  9/20/2029           5.00%                   859









                                                     EMIGRANT SECURITIES CORP.
                                  (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                                Schedule of Investments (continued)

  Principal                                                                       Maturity
   Amount                                                                           Date             Rate            Market Value
   ------                                                                           ----             ----            ------------
                GNMA ARMS
        $2,874  GNMA Pool #80319                                                 9/20/2029           5.00%                $2,973
           132  GNMA Pool #80319                                                 9/20/2029           5.00%                   136
           282  GNMA Pool #80330                                                 7/20/2029           5.00%                   291
            78  GNMA Pool #80300                                                 7/20/2029           5.00%                    80
         4,486  GNMA Pool #80551                                                 9/20/2031           4.00%                 4,626
                                                                                                                  --------------
                                                                                                                          70,265

                                                                                                                  --------------
                Total investment in securities of unaffiliated issuers                                                   575,044
                (Securities aggregate cost for Federal income tax purposes                                        --------------
                is $561,726)

                INVESTMENT IN COMMERCIAL REAL ESTATE MORTGAGES                      (3.86% OF TOTAL INVESTMENTS)  (COST OF $370,987)
                Commercial/Mixed Use                   (1.1%)
           772  Zoland Properties, Inc.                                            4/1/2009          8.47%                   788
           713     2373 Broadway Associates                                        2/1/2004          7.25%                   727
         1,400     George Lax                                                      6/1/2006          7.75%                 1,428
         1,343     130 West 57 Co. LLC                                             1/1/2007          6.01%                 1,369
           425     130 West 57 Co. LLC                                             1/1/2007          6.01%                   434
         1,563     Park Associates, L.L.C.                                         7/1/2012          7.30%                 1,595
         1,376     200 West 79th St. Realty Corp.                                  4/1/2008          7.78%                 1,403
           275     200 West 79th St. Realty Corp.                                  4/1/2008          7.62%                   280
         1,650     Wooster Parking Corp.                                           7/1/2008          7.28%                 1,683
           960     Bronxville Realty Associates LLC                                5/1/2013          5.38%                   979
           159     Concordia College                                               3/1/2005          8.50%                   162
                                                                                                                  --------------
                                                                                                                          10,848
                                                                                                                  --------------
                Hotels and Motels                      (0.7%)
         6,274      Hotel Earl Realty Co L P                                       2/1/2008          7.29%                 6,400
                                                                                                                  --------------
                                                                                                                           6,400
                                                                                                                  --------------
                Improved Land                          (2.5%)
         1,844       Stratford C. Wallace                                          4/1/2004          7.25%                 1,881
         3,202       132 West 31st St Realty Corp                                  8/1/2008          7.12%                 3,266
         7,500       120 Broadway LLC                                              7/1/2009          6.50%                 7,650
         4,000       111 Wall Street LLC                                           7/1/2009          6.50%                 4,080
         7,500       430 Park Avenue LLC                                           8/1/2009          7.19%                 7,650
           366       Chase Manhattan Bank                                          6/1/2005          9.54%                   373
                                                                                                                  --------------
                                                                                                                          24,900
                                                                                                                  --------------

                Industrial (including Warehouses)      (1.0%)
           568       Noel Levine                                                   4/1/2004          8.13%                   579
         1,765       Van Dam Associates                                            7/1/2003         10.00%                 1,776
           670       Roger Realty Company                                          1/1/2005          8.97%                   683
         1,137       1st Metropolitan Devlpmnt Corp                                7/1/2007          8.77%                 1,160
           876       Usdan Associates                                              5/1/2012          6.75%                   894
         2,154       Skillman Realty Co.                                           3/1/2008          7.53%                 2,197
         2,845       29-01 Borden Realty Co., LLC                                  5/1/2008          7.37%                 2,902
                                                                                                                  --------------
                                                                                                                          10,191
                                                                                                                  --------------




                                                     EMIGRANT SECURITIES CORP.
                                  (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                                Schedule of Investments (continued)

  Principal                                                                       Maturity
   Amount                                                                           Date             Rate            Market Value
   ------                                                                           ----             ----            ------------
                Lofts                                  (6.4%)
        $2,327       205 West 39th Street Company                                  7/1/2009          6.88%                $2,373
           919       205 West 39th Street Company                                  7/1/2009          7.50%                   937
         1,474       4324 Company                                                  5/1/2012          6.83%                 1,504
           673       168 Fifth Avenue Realty Corp.                                 2/1/2006          7.53%                   687
         1,966       37 West 20th Company                                          5/1/2012          6.83%                 2,005
         3,447       Palobueno N.V. Ltd.                                           7/1/2012          6.50%                 3,516
         5,419       37th Arcade Company                                           6/1/2012          7.23%                 5,527
         1,281       185 Varick Realty Corp.                                      10/1/2007          7.98%                 1,307
         1,478       Tenth Realty Associates                                      11/1/2007          3.56%                 1,507
         1,916       KMDF LP                                                      12/1/2007          8.03%                 1,954
           269       KMDF LP                                                      12/1/2007          8.75%                   274
        14,996       GSH 520 8th Avenue LLC                                        1/1/2008          7.17%                15,296
         5,851       GSH 520 8th Avenue LLC                                        1/1/2008          7.74%                 5,968
         2,633       Federation Associates LP                                      6/1/2008          6.69%                 2,686
         2,326       EK 17th Street LLC                                            7/1/2013          6.71%                 2,373
         1,367       5421 Equities Company                                         7/1/2008          6.85%                 1,395
         1,257       Central Partners, LLC                                        11/1/2008          6.76%                 1,282
         1,613       Michael Baum                                                 11/1/2008          6.95%                 1,645
         4,128       1537 Assoc Trust F/B/O G. Levy                               11/1/2008          6.73%                 4,210
         1,263       Last Gasp Realty Ltd                                          1/1/2009          6.75%                 1,289
           379       Nalla Realty Corp.                                            1/1/2009          6.11%                   387
         2,228       Scandia Realty Ltd Partnership                                5/1/2009          6.80%                 2,272
           444       Scandia Realty Ltd Partnership                                5/1/2009          8.50%                   453
         1,880       Joseph Wasserstein                                            7/1/2009          6.88%                 1,918
                                                                                                                  --------------
                                                                                                                          62,765
                                                                                                                  --------------
                Office Buildings                       (18.1%)
           384       First Wilton Corp.                                            1/1/2004          9.40%                   392
        10,179       230 Fifth Avenue Associates                                   9/1/2008          6.85%                10,382
           729       230 Fifth Avenue Associates                                   9/1/2008          6.85%                   744
         4,411       Empire Associates Realty Co.                                  7/1/2009          6.50%                 4,500
           561       81st & 5th Realty Co.                                         1/1/2004          6.91%                   572
         2,359       Estate Of Sol Goldman                                         1/1/2010          7.38%                 2,407
         3,778       112 West 34th Street Associates                               5/1/2011          6.68%                 3,854
         3,250       Marlboro Building Associates                                  2/1/2004          3.47%                 3,272
         4,259       1350 Broadway Associates LLC.                                11/1/2003          4.50%                 4,297
         6,773       Estate Of Sol Goldman                                         1/1/2010          7.31%                 6,908
         4,434       841 Broadway Associates                                       4/1/2013          6.70%                 4,522
         7,990       Fifth Avenue Building Associates                              1/1/2010          9.51%                 8,150
           374       Fifth Avenue Building Associates                              1/1/2010          7.08%                   382
         3,038       Fifth Avenue Building Associates                              1/1/2010          6.09%                 3,098
         2,448       Fifth Avenue Building Associates                              1/1/2010          6.45%                 2,497
         3,590       Union Square Associates LLC                                   1/1/2009          6.70%                 3,662
         2,469       5th Ave. & 46th St. Associates                                9/1/2006          8.09%                 2,519
         5,467       10 West 47th Street Associates                                8/1/2007          8.38%                 5,576
           970       Circle Rd Trade & Trans, LLC                                  8/1/2009          8.43%                   989
         1,440       Silverman 235, LLC                                           10/1/2012          8.37%                 1,469
         1,440       222 Mamaroneck Ave. Associates                               10/1/2012          8.37%                 1,469
         1,383       141 Central Ave Assoc.                                       10/1/2012          8.37%                 1,411
         3,900       149 Madison LLC                                              11/1/2017          8.00%                 3,978
         7,992       425 Madison Associates                                        5/1/2013          5.75%                 8,151




                                                     EMIGRANT SECURITIES CORP.
                                  (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                                Schedule of Investments (continued)

  Principal                                                                       Maturity
   Amount                                                                           Date             Rate            Market Value
   ------                                                                           ----             ----            ------------
                Office Buildings
        $1,451       495 Central Avenue Corp                                       2/1/2013          7.52%                $1,480
         2,209       Will-Rich Realty Corp.                                       11/1/2008          7.00%                 2,253
         1,692       Chocolas LLC                                                  4/1/2008          7.13%                 1,726
        15,000       Fifty East Forty Second Co.                                   7/1/2013          5.35%                15,300
         1,005       Carlran Associates                                            7/1/2008          7.01%                 1,025
         2,700       410-22 Associates, LLC                                        8/1/2008          7.27%                 2,754
         5,045       171 Madison Associates                                       10/1/2008          6.89%                 5,146
           524       Post 180, LLC                                                10/1/2008          6.99%                   534
         2,758       274 Madison Company                                          11/1/2008          6.61%                 2,813
         4,580       501 Fifth Avenue Company                                     11/1/2008          6.61%                 4,671
         5,968       Tranel Inc.                                                  11/1/2008          6.81%                 6,087
         1,574       Silk & Halpern - 45th Realty                                 12/1/2008          6.16%                 1,605
         1,856       48 Mamaroneck Avenue LLC                                      2/1/2009          7.00%                 1,893
         1,325       Frandan Johnson, LLC                                          2/1/2009          6.95%                 1,351
         3,522       Nevins Associates, L.P                                        3/1/2013          6.75%                 3,592
         4,258       Flatiron Associates                                           4/1/2006          6.40%                 4,343
         9,000       608 Company, LLC                                              4/1/2009          6.50%                 9,180
         1,315       2035 Lakeville Road LLC                                       6/1/2014          7.00%                 1,341
         8,913       H. Dale Hemmerdinger                                          6/1/2009          6.75%                 9,091
        10,812       Ruth Brause & The Brause Fund                                 9/1/2009          7.40%                11,028
         2,129       East-Man Trading Company, Inc                                 5/1/2011          7.50%                 2,172
            73       Centre Management Company                                     7/1/2005          8.13%                    74
         1,226       Builders Leasing Ltd Liability                                9/1/2013          6.77%                 1,251
         1,096       264 West 35th Street Corp                                     5/1/2012          8.09%                 1,118
                                                                                                                  --------------
                                                                                                                         177,029
                                                                                                                  --------------

                Office/Retail Condominiums                      (0.5%)
         1,515       261 Broadway Associates                                       5/1/2013          6.00%                 1,546
         1,830       Third City Associates                                         8/1/2004          7.53%                 1,866
         1,038       Siegel Associates                                            11/1/2009          7.86%                 1,059
                                                                                                                  --------------
                                                                                                                           4,471
                                                                                                                  --------------
                Retail Shopping                                 (8.3%)
            38       Orange Associates                                             4/1/2004          8.50%                    39
           848       632 Rte 17 N Corp & Junto Inv                                11/1/2005          7.78%                   865
           280       The Custom Shop Dallas Corp.                                  2/1/2008          8.52%                   286
           556       Hal K. Negbaur                                               10/1/2008          7.03%                   567
         1,426       7 Horizon Corporation                                        11/1/2005          8.69%                 1,455
         1,506       Irene Duell                                                   2/1/2008          7.72%                 1,536
           433       Irene Stern                                                   6/1/2009          7.50%                   442
           780       110-122 Mamaroneck Avenue, LLC                                2/1/2011          7.55%                   796
           453       Austin Street Company LLC                                     2/1/2011          7.45%                   462
           296       Marilyn Joy Samuels                                           3/1/2007          8.27%                   302
           274       Kamran Hakim                                                  2/1/2012          7.59%                   279
         5,598       82nd Street Operating Acct.,                                  2/1/2009          7.92%                 5,710
         1,122       76 Mamaroneck Avenue Assocs                                   3/1/2007          8.15%                 1,144
         2,586       Estate Of Sol Goldman                                         1/1/2010          7.38%                 2,638
         1,354       Sami Tekiner                                                  6/1/2004          8.36%                 1,381
         2,323       Jade Realty Company                                           5/1/2007          8.25%                 2,369
           953       Estate Of Sol Goldman                                         1/1/2010          7.38%                   972
         6,247       The Beekman Estate & 229 W. 74th St Corp.                     2/1/2005          8.40%                 6,372
         2,695       Glen Farms Limited Partnership                                9/1/2020          7.60%                 2,749






  Principal                                                                       Maturity
   Amount                                                                           Date             Rate            Market Value
   ------                                                                           ----             ----            ------------
                Retail Shopping
        $2,666       Rb White Plains Associates LLC                               12/1/2005          8.12%                $2,719
         1,577       Northern & Parsons, LLC                                       4/1/2006          7.48%                 1,609
         1,785       HRE Properties                                                3/1/2007          6.31%                 1,821
         4,561       Imperial Sterling Ltd.                                       12/1/2007          7.92%                 4,652
         4,545       Urstadt Biddle Properties, Inc                               11/1/2007          7.79%                 4,636
          $422       275 Mamaroneck Ave, LLC                                       3/1/2013          7.43%                  $430
         1,297       Acme Realty                                                   4/1/2008          7.31%                 1,323
         1,720       Bay Auto Mall Corp.                                           4/1/2008          7.22%                 1,755
         2,503       Lawnside Realty Corp.                                         4/1/2008          7.16%                 2,553
         1,168       Lindenwood Center LLC                                         7/1/2008          7.27%                 1,192
         4,129       An Armful Corp                                                8/1/2008          7.07%                 4,212
         1,945       V.G.R Associates, LLC                                         9/1/2008          6.74%                 1,984
         1,827       Emil Mosbacher Real Estate LLC                               10/1/2013          7.01%                 1,864
         1,475       Allerton Associates LLC                                      12/1/2008          7.01%                 1,505
         1,851       H.O.S.T. Properties                                           3/1/2009          7.00%                 1,888
         2,039       Greenwich Ave Ltd Partnership                                 3/1/2009          7.00%                 2,080
           937       76-01 37th Ave. Realty Corp.                                  8/1/2009          7.25%                   956
           963       William N. Segal                                              7/1/2011          8.13%                   982
           376       William N. Segal                                              7/1/2011          8.13%                   384
            63       Paula C Rand                                                  7/1/2005          8.13%                    64
         1,137       Duba Limited Partnership                                      9/1/2007          7.00%                 1,160
            44       Albert J Cirigano Sr                                         10/1/2004          8.25%                    44
           475       Man Chang Chiang                                              1/1/2004          8.50%                   484
           903       Classic Holding Company                                       4/1/2014          6.90%                   921
             5       National Properties                                          12/1/2001          8.13%                     5
            11       East 170 Street Realty Corp                                   1/1/1994         12.00%                    11
           782       122 WPR Corporation                                           1/1/2005          8.99%                   797
         2,576       Pearl River Center Associates                                 9/1/2009          7.00%                 2,627
         6,148       Urstadt Biddle Properties                                     3/1/2010          7.78%                 6,272
                                                                                                                  --------------
                                                                                                                          81,294
                                                                                                                  --------------

                Total investment in commercial real estate mortgages                                                     377,898
                                                                                                                  --------------

                **Non-income producing commercial real estate mortgages.
                        (Commercial real estate mortgages aggregate cost for Federal income tax purpose is $370,601)

                     Total Investments                                            (Total cost of $953,739)              $978,855
                                                                                                                  ==============

                       (Total aggregate cost for Federal income tax purpose is $932,327)

     See accompanying notes to financial statements.

                                         EMIGRANT SECURITIES CORP.
                      (A wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)
                                            Financial Highlights

                                  For a share of capital stock outstanding

                       For the Six Months Ended June 30, 2003 and 2002, respectively

                                                                      2003                     2002
                                                                      ----                     ----
Net Asset Value, Beginning of Period                           $    963,358                  959,291

Income From Investment Activities:
         Net investment income                                       25,681                   27,963
         Net realized gain on investments                             3,170                    1,030
         Net unrealized appreciation of investments                   6,807                      863
                                                               ------------             ------------
                  Total income from investment activities            35,658                   29,856

Dividends to shareholders                                           (24,046)                 (24,046)

Net Asset Value, End of Period                                      974,970                  965,101

Total Return to Net Asset Value                                        3.68%(a)                 3.12%(a)
                                                               ------------             ------------

Net Assets, End of Period (millions)                           $        975             $        965
                                                               ------------             ------------

Net Investment Income to Average Net Assets                            5.30%(b)                 5.85%(b)
                                                               ------------             ------------

Ratio of Expenses to Average Net Assets                                0.08%(b)                 0.08%(b)
                                                               ------------             ------------

Portfolio Turnover Rate                                               50.64%                   12.89%
                                                               ------------             ------------

(a) Total return not annualized, as it may not be representative of the total return for the year.
(b) Annualized

                            EMIGRANT SECURITIES CORP.

        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2003


(1)   NATURE OF OPERATIONS AND BASIS OF PRESENTATION


      Emigrant Securities Corp. (the "Company") was incorporated in the State of Delaware on August 12, 1999 and commenced operations on October 1, 1999 as a newly organized, diversified, closed-end management investment company. The Company is a wholly owned subsidiary of Emigrant Portfolio Resource Corp. (the "Parent"), which is a wholly owned subsidiary of Emigrant Savings Bank ("ESB"). ESB is a wholly owned subsidiary of Emigrant Bancorp, Inc. The Company was capitalized through the issuance of 1,000 shares of Common Stock to the Parent and 125 shares of cumulative non-redeemable preferred stock issued through a private placement. Additionally, the Parent holds 800 shares of preferred stock. The Parent contributed money market investments, investment securities and commercial real estate mortgages as consideration for the Company's common stock shares at fair value.

      On May 8, 2001, the Company's counsel and representatives of the Company and professional advisors met with the staff of the SEC at the SEC's offices in Washington D.C. to discuss the Company's eligibility to continue as a registered investment company under the Investment Company Act of 1940, as amended. At such meeting, the Staff suggested that the Company convert to a unit investment trust. The Company, in consultation with counsel, is currently evaluating the feasibility of such a conversion. In the event the Company is not permitted to continue to be registered, the Company would have to determine whether to operate as an unregistered company, to liquidate the company or to consider other corporate alternatives. However, as an unregistered company, the Company's tax status would be different.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      The statement of assets and liabilities is prepared in conformity with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts at the date of this statement. Actual results could differ from those estimates.

                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.

        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2003


      The following is a summary of the significant accounting policies consistently followed by the company in the preparation of its financial statements. The policies are in conformity with the generally accepted accounting principles.

      SECURITIES - Securities are carried at fair value based on market prices obtained from an independent pricing service. All securities in the portfolio are recorded on a trade date basis. All gains and losses on the sale of securities are calculated by using the specific identification method.

      COMMERCIAL REAL ESTATE MORTGAGE INVESTMENTS - The mortgages are carried at fair value which is based on a discounted cash flow analysis utilizing current market interest rates, the credit worthiness of the borrower and the possibility of loan prepayment. The underlying collateral of the mortgages is nonresidential real estate.

      INTEREST INCOME - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.

      DIVIDENDS - Dividends to shareholders from net investment income and net realized gains are recorded on an accrual basis as of the declaration date

      Income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

      FEDERAL INCOME TAXES - The Company intends to comply with applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.




                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.

        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2003


(3)   INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS

      The aggregate principal payments received for the six months ended June 30, 2003 were $26.5 million. The purchases, sales and maturities of securities during the same period were $522.5 million, $92.8 million and $388.0 million, respectively, and the realized gain on the sales of securities was $3.2 million. The unrealized appreciation and depreciation for the six months ended June 30, 2003 were $10.9 million and $3.9 million, respectively, for a net unrealized appreciation of $7.0 million.

(4)   INVESTMENTS IN COMMERCIAL REAL ESTATE MORTGAGES

      The aggregate proceeds received from principal repayments for the six months ended June 30, 2003 were $28.1 million (including $20.1 million from prepayments). During the same period, there were $16.1 million in commercial real estate mortgages issued and none sold. The unrealized appreciation and depreciation were $361,000 and $596,000, respectively, for a net unrealized depreciation of $235,000.


(5)   RELATED PARTY TRANSACTIONS

      The Company has entered into various transactions with related parties during the period. The significant transactions are summarized as follows:

      o The Company reimburses ESB for operating expenses paid to outside vendors by ESB on behalf of the Company.

      o ESB provides administrative services to the Company, including accounting and investment advisory, as well as certain loan subservicing by Emigrant Mortgage Company ("EMC"), another wholly owned subsidiary of ESB. The costs for such services for the six months ended June 30, 2003 were $353,000 (including $57,000 of subservicing costs to EMC), and are paid monthly. The subservicing fees paid to EMC are generally calculated at an annual rate of 3 basis points times the unpaid principal balance of the commercial real estate mortgages held at the end of the prior month.

      o At June 30, 2003, the Company held $25.9 million of money market investments with its Parent.

                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.

        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2003


(6)   STATEMENT OF AGGREGATE REMUNERATION

     For the six months ended June 30, 2003, the aggregate remuneration paid by the Company to all directors for regular compensation was $10,000 and no compensation was paid to officers. No special compensation was paid to any director.

ITEM 2.           CODE OF ETHICS.

                  Not required.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not required.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not required.

ITEMS 5-6.        [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.           [RESERVED]

ITEM 9.           CONTROLS AND PROCEDURES.

                  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)).

                  (b) There were no changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

                  (a)      Code of Ethics-Not required in this filing.

                  (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes Oxley Act.

SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated:  September 9, 2003

                                           EMIGRANT SECURITIES CORP


                                      By:  /s/ Gilbert S. Stein
                                           -------------------------------------
                                           Name:   Gilbert S. Stein
                                           Title:  President and Chief Executive
                                                   Officer


         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dated:  September 9, 2003

                                      By:  /s/ Gilbert S. Stein
                                           -------------------------------------
                                           Name:   Gilbert S. Stein
                                           Title:  President and Chief Executive
                                                   Officer

Dated:  September 9, 2003


                                      By:  /s/ Francis R. May
                                           ------------------------------------
                                           Name:   Francis R. May
                                           Title:  Treasurer and Principal
                                                   Financial Officer

                            EMIGRANT SECURITIES CORP.
                                   Form N-CSR
                                 Exhibit 99.302
                                 CERTIFICATIONS


I, Gilbert S. Stein, President and Chief Executive Officer of Emigrant Securities Corp., certify that:

1.       I have reviewed this report on Form N-CSR of Emigrant Securities Corp;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, and changes in net assets of the registrant as of and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

(c) Presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls.

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date:    September 9, 2003            By: /s/ Gilbert S. Stein
                                          -------------------------------------
                                          Gilbert S. Stein
                                          President and Chief Executive Officer

                            EMIGRANT SECURITIES CORP.
                                   Form N-CSR
                                 Exhibit 99.302
                                 CERTIFICATIONS


I, Francis R. May, Vice President and Treasurer of Emigrant Securities Corp., certify that:

1.       I have reviewed this report on Form N-CSR of Emigrant Securities Corp;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, and changes in net assets of the registrant as of and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

(c) Presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls.

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date:    September 9, 2003                    By: /s/ Francis R. May
                                                  ----------------------------
                                                  Francis R. May
                                                  Vice President and Treasurer

                                 Exhibit 99.906

               STATEMENT FURNISHED PURSUANT TO SECTION 906 OF THE
               SARBANES-OXLEY ACT OF 2002, 18 U.S.C. SECTION 1350

         The undersigned, Gilbert S. Stein, is the principal executive officer of Emigrant Securities Corp. (the "Company"), and Francis R. May, is the principal financial officer of the Company.

         This statement is being furnished in connection with the filing by the Company of the Company's report on Form N-CSR for the semi-annual period ended June 30, 2003 (the "Report").

         By execution of this statement, I certify that:

                 (A)       the Report fully complies with the requirements of
                           Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (15 U.S.C. 78m(a) or 78o(d)) and

                 (B) the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company as of the dates and for the periods covered by the Report.



Date:  September 9, 2003                   /s/ Gilbert S. Stein
                                           -------------------------------------
                                           Gilbert S. Stein
                                           President and Chief Executive Officer





Date:  September 9, 2003                   /s/ Francis R. May
                                           -------------------------------------
                                           Francis R. May
                                           Vice President and Treasurer